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                      WARBURG PINCUS GROWTH & INCOME FUND
                   SUPPLEMENT TO PROSPECTUS DATED MAY 6, 1996

     The following change relates to the management of the Warburg Pincus Growth & Income Fund (the 'Fund').

     As of January 9, 1997, Mr. Brian S. Posner will become the portfolio manager of the Fund, solely responsible for its day-to-day management. Mr. Posner will also join Warburg, Pincus Counsellors, Inc., the Fund's investment adviser, as a managing director on January 9, 1997. Mr. Posner, an employee of Fidelity Investments ('Fidelity') from 1987 until December 1996, was the Vice President and portfolio manager of the Fidelity Equity-Income II Fund (1992-December 1996); the portfolio manager of the Fidelity Value Fund (1990-1992); assistant portfolio manager of the Fidelity Equity-Income Fund (1989-1990); assistant portfolio manager of the Fidelity Capital Appreciation Fund (1989); portfolio manager of the Fidelity Select Property-Casualty Insurance Portfolio (1987-1990) and an equity analyst (1987). Prior to joining Fidelity, Mr. Posner was a research associate at John Nuveen and Co. and an analyst at Feldman Securities Corp. in Chicago.

Dated: December 19, 1996
                                                                   WPGBT-16-1296




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                      WARBURG PINCUS GROWTH & INCOME FUND
                                (ADVISOR SHARES)

                   SUPPLEMENT TO PROSPECTUS DATED MAY 6, 1996

     The following change relates to the management of the Warburg Pincus Growth & Income Fund (the 'Fund').

     As of January 9, 1997, Mr. Brian S. Posner will become the portfolio manager of the Fund, solely responsible for its day-to-day management. Mr. Posner will also join Warburg, Pincus Counsellors, Inc., the Fund's investment adviser, as a managing director on January 9, 1997. Mr. Posner, an employee of Fidelity Investments ('Fidelity') from 1987 until December 1996, was the Vice President and portfolio manager of the Fidelity Equity-Income II Fund (1992-December 1996); the portfolio manager of the Fidelity Value Fund (1990-1992); assistant portfolio manager of the Fidelity Equity-Income Fund (1989-1990); assistant portfolio manager of the Fidelity Capital Appreciation Fund (1989); portfolio manager of the Fidelity Select Property-Casualty Insurance Portfolio (1987-1990) and an equity analyst (1987). Prior to joining Fidelity, Mr. Posner was a research associate at John Nuveen and Co. and an analyst at Feldman Securities Corp. in Chicago.

Dated: December 19, 1996
                                                                   WPGRI-16-1296



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